Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000.00
Previously Paid Amount	0.00
Total Fee Amount	75.96
Total Offset Amount	0.00
Net Fee	75.96
Narrative - Max Aggregate Offering Price	$ 550,000.00
Final Prospectus	true